Income Taxes Disclosure	12 Months Ended
Dec. 31, 2019
Notes
Income Taxes Disclosure	Note 10. Income Taxes

The recognized deferred tax asset is based upon the expected utilization of its benefit from future taxable income. The Company has federal net operating loss (“NOL”) carryforwards of approximately $5,025,000 as of December 31, 2019, expiring through various dates through 2036.

The foregoing amounts are management’s estimates and the actual results could differ from those estimates. Future profitability in this competitive industry depends on continually obtaining and fulfilling new profitable sales agreements and modifying products. The inability to increase sales could reduce estimates of future profitability, which could affect the Company’s ability to realize the deferred tax assets. Significant components of the Company’s deferred tax assets and liabilities are summarized as follows:

	December 31,	December 31,
	2019	2018
Deferred tax assets:
Net operating loss carryforwards	$1,407,182	$1,372,854
Startup costs	1,827	2,359
Deferred compensation	103,671	238,671
Depreciation	(38,004)	(16,406)
Deferred tax asset	1,474,676	1,597,479
Less valuation allowance	1,474,676	1,597,459

Deferred tax asset, net	$--	$--

The 2017 Tax Cuts and Jobs Act (“Tax Reform”) was enacted on December 22, 2017. The Tax Reform includes a number of changes in existing tax law impacting businesses including a permanent reduction in the U.S. federal statutory rate from 34% to 21%, effective on January 1, 2018. Under U.S. GAAP, changes in tax rates and tax law are accounted for in the period of enactment and deferred tax assets and liabilities are measured at the enacted tax rate. The rate reconciliation includes the Company’s assessment of the accounting under the Tax Reform and is based on information that was available to management at the time the consolidated financial statements were prepared.

Based upon the net losses historically incurred and, the prospective global economic conditions, management believes that it is not more likely than not that the deferred tax asset will be realized and has provided a valuation allowance of 100% of the deferred tax asset.

A reconciliation of the income tax (benefit) provision at the statutory Federal tax rate of 21% and 321%, respectively, for the years ended December 31, 2019 and 2018 to the income tax (benefit) provision recognized in the financial statements is as follows:

	December 31,	December 31,
	2019	2018
U.S. statutory rate	(21%)	(21%)
Income tax expenses - state and local, net of federal benefit	6%	6%
Change in valuation allowance	15%	15%

Effective tax rate	--	--